Financial Instruments - Schedule of Sensitivity Analysis on Fair Value of Contingent Consideration (Detail)	12 Months Ended
Dec. 31, 2022
CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	7.50%
CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	4.60%
Phase I [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I to II [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	50.00%
Phase I to II [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	49.00%
Phase II to III [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	28.00%
Phase II to III [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	23.00%
Phase III to BLA [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	60.00%
Phase III to BLA [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	43.00%
BLA to approval [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	90.00%
BLA to approval [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	93.00%